Taxation - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Payments for tax assessments	$ 438	$ 438
Uncertain tax provision	$ 0	$ 295	$ 0